Other Current Assets and Other Current Financial Assets	12 Months Ended
Dec. 31, 2019
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Other Current Assets and Other Current Financial Assets
Note 9. Other Current Assets and Other Current Financial Assets
9.1 Other Current Assets:

	2019		2018
Prepaid expenses	Ps.	1,354	Ps.	1,876
Agreements with customers		294		146

	Ps.	1,648	Ps.	2,022

Prepaid expenses as of December 31, 2019 and 2018 are as follows:

	2019		2018
Advances for inventories	Ps.	1,240	Ps.	1,311
Advertising and promotional expenses paid in advance		89		509
Advances to service suppliers		—		1
Prepaid insurance		25		24
Others		—		31

	Ps.	1,354	Ps.	1,876

Advertising and promotional expenses was recorded in the consolidated income statements for the years ended December 31, 2019, 2018 and 2017 amounted to Ps. 6,748, Ps. 5,813 and Ps. 4,504 respectively.
9.2 Other Current Financial Assets:

	2019		2018
Restricted cash	Ps.	89	Ps.	98
Derivative financial instruments (See Note 21)		987		707

	Ps.	1,076	Ps.	805

As of December 31, 2019 and 2018, restricted cash were in the following currencies:

	2019		2018
Brazilian reais	Ps.	89	Ps.	98

Total restricted cash	Ps.	89	Ps.	98

Restricted cash in Brazil relates to short term deposits in order to fulfill the collateral requirements for accounts payable.